Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan
Expense recognized related to the matching contribution	$ 13.8	$ 13.8	$ 10.8
Defined Benefit Plan [Abstract]
Net benefit expense	8.1	8.8	6.8
Present value of the defined benefit obligation	$ 12.3	$ 11.3	$ 11.2